Investments (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Investments [Abstract]
Summary of debt and equity securities
The following tables summarize debt and equity securities at December 31, 2020 and 2019.

	(dollars in thousands)
	Gross Unrealized
2020	Cost	Gains	Losses	Fair Value
Equity	$262,564	$219,658	$(8,127)	$474,095
Debt	613,271	18,090	(641)	630,720
Other	11,431	—	—	11,431
Total	$887,266	$237,748	$(8,768)	$1,116,246

	(dollars in thousands)
	Gross Unrealized
2019	Cost	Gains	Losses	Fair Value
Equity	$258,870	$144,832	$(5,990)	$397,712
Debt	354,535	8,474	(874)	362,135
Other	6,356	—	—	6,356
Total	$619,761	$153,306	$(6,864)	$766,203

Schedule of contractual maturities of debt securities
The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2020 and 2019 are as follows:

	(dollars in thousands)
	2020		2019
	Cost	Fair Value	Cost	Fair Value
Due within one year	$163,890	$164,635	$81,637	$81,914
Due after one year through five years	242,958	247,857	47,212	48,188
Due after five years through ten years	68,659	73,479	51,892	54,184
Due after ten years	137,764	144,749	173,794	177,849
Total	$613,271	$630,720	$354,535	$362,135

Summary of realized gains and losses and proceeds from sales of securities
The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2020, 2019 and 2018:

	(dollars in thousands)
	2020	2019	2018
Gross realized gains	$36,647	$18,076	$14,268
Gross realized losses	(16,868)	(12,018)	(19,139)
Proceeds from sales	756,513	544,043	626,612

Schedule of investments in associated companies
Investments in associated companies were as follows at December 31, 2020 and 2019:

	(dollars in thousands)
	2020	2019
National Rural Utilities Cooperative Finance Corporation (CFC)	$24,080	$24,065
CT Parts, LLC	6,554	7,175
Georgia Transmission Corporation	33,943	32,106
Georgia System Operations
Corporation	7,500	7,000
Other	2,767	2,972
Total	$74,844	$73,318